Statement of Additional Information Supplement dated December 26, 2012
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for the Class A, AX, B, C, CX, R, RX, Y, R5 and R6 shares of the Funds listed below:
Invesco Balanced-Risk Retirement Now Fund
Invesco Balanced-Risk Retirement 2020 Fund
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
The following information is added as the last paragraph under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Investment Strategies and Risks – Derivatives” in the Statement of Additional Information:
“The Trust, on behalf of each Fund, other than Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund, has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (CEA) and, therefore, is not subject to registration or regulation as a pool operator under the CEA with respect to the Funds for which the Trust has claimed such an exclusion. The Adviser is registered as a “commodity pool operator” and a “commodity trading advisor” under the CEA and the rules of the Commodity Futures Trading Commission (CFTC) and, as of January 1, 2013, is subject to regulation as a commodity pool operator under the CEA with respect to Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund. However, the CFTC has not yet adopted rules regarding certain disclosure, reporting or recordkeeping requirements that will apply to such Funds as a result of the Adviser’s registration as a commodity pool operator. Therefore, additional information required to be disclosed under these rules, additional regulatory requirements that may be imposed and additional expenses that may be incurred by the Funds cannot currently be determined. The CFTC has neither reviewed nor approved Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund, their investment strategies or this Statement of Additional Information.”
The last sentence in the second full paragraph under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Investment Strategies and Risks – Derivatives – Futures Contracts” in the Statement of Additional Information is deleted in its entirety.